Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Loss Per Share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (127,317)	$ (18,144)	¥ (11,766)
Net loss attributable to non-controlling interest			(1,280)
Net loss attributable to UTime Limited, basic | ¥	(127,317)		(10,486)
Net loss attributable to UTime Limited, diluted | ¥	¥ (127,317)		¥ (10,486)
Denominator:
Weighted average shares outstanding, basic (in Shares) | shares	16,550,762	16,550,762	13,567,793
Weighted average shares outstanding, diluted (in Shares) | shares	16,550,762	16,550,762	13,567,793
Net loss attributable to UTime Limited per ordinary share:
Continuing operations (in Yuan Renminbi per share) | (per share)	¥ (7.69)	$ (1.1)	¥ (0.76)
Discontinued operation (in Yuan Renminbi per share) | (per share)			¥ (0.01)